Securities	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The bank’s fair value through profit or loss (FVTPL) securities of $13,939 million ($13,568 million as at
October 31, 2020)
 are comprised of $2,432 million mandatorily measured at fair value and $11,507 million investment securities held by insurance subsidiaries designated at fair value ($2,420 million and $11,148 million, respectively, as at
October 31, 2020).
Our fair value through other comprehensive

income (FVOCI) securities
totalling $70,574 million ($73,407 million as at October 31, 2020), are net of an allowance for credit losses of $3 million ($4 million as at
October 31, 2020).
Amortized cost securities totalling $48,708 million ($48,466 million as at
October 31, 2020)
, are net of an allowance for credit losses of $1 million ($1 million as at
October 31, 2020).
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	January 31, 2021				October 31, 2020
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	19,934	210	1	20,143	22,240	211	1	22,450
Canadian provincial and municipal governments	4,058	110	-	4,168	4,628	119	-	4,747
U.S. federal government	16,144	574	49	16,669	16,881	844	31	17,694
U.S. states, municipalities and agencies	4,848	141	2	4,987	5,132	147	3	5,276
Other governments	8,199	150	3	8,346	7,222	168	9	7,381
National Housing Act (NHA) mortgage-backed securities (MBS)	1,800	39	1	1,838	1,583	46	-	1,629
U.S. agency MBS and collateralized mortgage obligations (CMO)	11,062	296	10	11,348	10,600	307	4	10,903
Corporate debt	2,898	103	24	2,977	3,153	91	10	3,234
Corporate equity	95	3	-	98	90	3	-	93
Total	69,038	1,626	90	70,574	71,529	1,936	58	73,407
  Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended
	January 31, 2021	January 31, 2020
FVOCI - Debt	131	343
Amortized cost	106	146
Total	237	489

Certain comparative figures have been reclassified to conform with the current period’s presentation.